Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG ETF Trust
Entity Central Index Key	0000879947
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000263709 [Member]
Shareholder Report [Line Items]
Fund Name	AMG GW&K Muni Income ETF
Class Name	AMG GW&K Muni Income ETF
Trading Symbol	MUNX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG GW&K Muni Income ETF (the “Fund”) for the period of October 29, 2025 (commencement of operations) to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://amgetfs.com/literature. You can also request this information by contacting us at 1.844.545.1258.
Additional Information Phone Number	1.844.545.1258
Additional Information Website	https://amgetfs.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG GW&K Muni Income ETF (MUNX)	$5	0.29%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.29%
Net Assets	$ 10,471,386
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 4,272
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of December 31, 2025)
Fund net assets	$10,471,386
Total number of portfolio holdings	51
Net advisory fees paid	$4,272
Portfolio turnover rate as of the end of the reporting period	23%

Holdings [Text Block]
Graphical Representation of Holdings (as of December 31, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and ratings are shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
JEA Electric System Revenue, Series B, 4.000%, 10/01/37	4.0%
Philadelphia Gas Works Co., 5.000%, 10/01/32	3.7%
Commonwealth Financing Authority, 4.000%, 06/01/39	3.5%
New York Transportation Development Corp., 6.000%, 06/30/55	3.0%
Miami-Dade County Educational Facilities Authority, Series A, 5.000%, 04/01/44	3.0%
Rhode Island Commerce Corp., Series B, 5.000%, 06/15/29	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	2.6%
Greater Orlando Aviation Authority, 5.500%, 11/01/37	2.6%
South Carolina Public Service Authority, Series A, 4.000%, 12/01/35	2.5%
New York Transportation Development Corp., 4.000%, 10/31/34	2.4%
Top Ten as a Group	30.0%
Portfolio Breakdown
Ratings

Largest Holdings [Text Block]
Top Ten Holdings
JEA Electric System Revenue, Series B, 4.000%, 10/01/37	4.0%
Philadelphia Gas Works Co., 5.000%, 10/01/32	3.7%
Commonwealth Financing Authority, 4.000%, 06/01/39	3.5%
New York Transportation Development Corp., 6.000%, 06/30/55	3.0%
Miami-Dade County Educational Facilities Authority, Series A, 5.000%, 04/01/44	3.0%
Rhode Island Commerce Corp., Series B, 5.000%, 06/15/29	2.7%
Pennsylvania Economic Development Financing Authority, 5.250%, 06/30/35	2.6%
Greater Orlando Aviation Authority, 5.500%, 11/01/37	2.6%
South Carolina Public Service Authority, Series A, 4.000%, 12/01/35	2.5%
New York Transportation Development Corp., 4.000%, 10/31/34	2.4%
Top Ten as a Group	30.0%